FINANCIAL ASSETS AND LIABILITIES - Schedule of financial clauses (Details)	12 Months Ended
Dec. 31, 2022
Debenture (11th, 12th, 13th and 14th)
Disclosure of detailed information about borrowings [line items]
Updated leverage ratio after extrapolation	3.5
Leverage ratio	3
Senior Notes Due 2032 [Member]
Disclosure of detailed information about borrowings [line items]
Target rate of greenhouse gas emissions reduction per ton of useful kilometer by 2026	17.60%
Target rate of greenhouse gas emissions reduction per ton of useful kilometer by 2030	21.60%
Estimated Interest Rate Increase for Non Compliance for Fulfilment of Environment Goals	4.45%
Description of Estimated Interest Rate Increase for Non Compliance for Fulfilment of Environment Goals	25
Debentures Second Issue [Member]
Disclosure of detailed information about borrowings [line items]
Charges (p.a.)	IPCA + 4.52%
Comgas [member] | Debentures fourth issue [member]
Disclosure of detailed information about borrowings [line items]
Triggers	Short-term debt / total debt (iii) cannot exceed 0.6x
Comgas [member] | Debentures fourth issue [member] | Short-term debt / total debt cannot exceed 0.6x
Disclosure of detailed information about borrowings [line items]
Ratios	0.17%
Comgas [member] | Debentures 4th to 9th issues [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings description of financial covenants	Net debt (i) / EBITDA (ii)cannot exceed 4.0x
Comgas [member] | Debentures 4th to 9th issues [Member] | Net debt / EBITDA cannot exceed 4.0x
Disclosure of detailed information about borrowings [line items]
Ratios	1.64%
Comgas [member] | BNDES Project VIII
Disclosure of detailed information about borrowings [line items]
Triggers	Net debt (i) / EBITDA (ii)cannot exceed 4.0x
Comgas [member] | BNDES Project VIII | Net debt / EBITDA cannot exceed 4.0x
Disclosure of detailed information about borrowings [line items]
Ratios	1.64%
Comgas [member] | Resolution 4131
Disclosure of detailed information about borrowings [line items]
Triggers	Net debt (i) / EBITDA (ii)cannot exceed 4.0x
Comgas [member] | Resolution 4131 | Net debt / EBITDA cannot exceed 4.0x
Disclosure of detailed information about borrowings [line items]
Ratios	1.64%
Cosan S.A. [member] | Debentures 1St Issue [Member]
Disclosure of detailed information about borrowings [line items]
Triggers	Net debt (i) / EBITDA (ii)cannot exceed 4.0x
Cosan S.A. [member] | Debentures 1St Issue [Member] | Net debt / EBITDA cannot exceed 4.0x
Disclosure of detailed information about borrowings [line items]
Ratios	1.72%
Cosan Luxembourg S A [member] | Senior notes due 2027
Disclosure of detailed information about borrowings [line items]
Triggers	Proforma net debt (iv) / pro forma EBITDA (ii)|(iv)cannot exceed 3.5x
Cosan Luxembourg S A [member] | Senior notes due 2027 | Proforma net debt / pro forma EBITDA cannot exceed 3.5x
Disclosure of detailed information about borrowings [line items]
Ratios	2.19%
Cosan Luxembourg S A [member] | Senior notes due 2029
Disclosure of detailed information about borrowings [line items]
Triggers	Proforma net debt (iv) / pro forma EBITDA (ii)|(iv)cannot exceed 3.5x
Cosan Luxembourg S A [member] | Senior notes due 2029 | Proforma net debt / pro forma EBITDA cannot exceed 3.5x
Disclosure of detailed information about borrowings [line items]
Ratios	2.19%
Rumo S.A. [member] | Debenture (11th, 12th, 13th and 14th)
Disclosure of detailed information about borrowings [line items]
Triggers	ICJ (viii)= EBITDA / Finance result (v) cannot be less than 2.0x
Rumo S.A. [member] | Debenture (11th, 12th, 13th and 14th) | ICJ = EBITDA / Finance result cannot be less than 2.0x
Disclosure of detailed information about borrowings [line items]
Ratios	2.87%
Rumo S.A. [member] | ECA [Member]
Disclosure of detailed information about borrowings [line items]
Triggers	ICJ (viii)= EBITDA / Finance result (v) cannot be less than 2.0x
Rumo S.A. [member] | ECA [Member] | ICJ = EBITDA / Finance result cannot be less than 2.0x
Disclosure of detailed information about borrowings [line items]
Ratios	2.87%
Rumo S.A. [member] | NC [Member] | Net debt / EBITDA cannot exceed 3.5x
Disclosure of detailed information about borrowings [line items]
Ratios	2.25%
Rumo S.A. [member] | ECA Two [Member] | Net debt / EBITDA cannot exceed 3.5x
Disclosure of detailed information about borrowings [line items]
Ratios	2.25%
Rumo S.A. [member] | Swaps Debentures | Net debt / EBITDA cannot exceed 3.5x
Disclosure of detailed information about borrowings [line items]
Ratios	2.25%
Rumo Luxembourg Sarl [member] | Senior notes due 2028
Disclosure of detailed information about borrowings [line items]
Triggers	Net debt (i) / EBITDA (ii) cannot exceed 3.5x
Rumo Luxembourg Sarl [member] | Senior notes due 2028 | Net debt / EBITDA cannot exceed 3.5x
Disclosure of detailed information about borrowings [line items]
Ratios	2.25%
Rumo Luxembourg Sarl [member] | Senior Notes Due 2032 [Member]
Disclosure of detailed information about borrowings [line items]
Triggers	Net debt (i) / EBITDA (ii) cannot exceed 3.5x
Rumo Luxembourg Sarl [member] | Senior Notes Due 2032 [Member] | Net debt / EBITDA cannot exceed 3.5x
Disclosure of detailed information about borrowings [line items]
Ratios	2.25%
Sulgás | BNDES Project VIII
Disclosure of detailed information about borrowings [line items]
Ratios	0.35%
Triggers	Short-term debt / Total debt (iii) cannot exceed 0.8x
Sulgás | BNDES Project VIII | Short-term debt / Total debt cannot exceed 0.8x
Disclosure of detailed information about borrowings [line items]
Ratios	0.64%
Brado Logistica S A [member] | BNDES Project VIII
Disclosure of detailed information about borrowings [line items]
Triggers	ICSD (ix) cannot be less than 2.0x
Borrowings description of financial covenants	Net debt (i)/ EBITDA (ii) cannot exceed 3.0x
Brado Logistica S A [member] | BNDES Project VIII | ICSD cannot be less than 2.0x
Disclosure of detailed information about borrowings [line items]
Ratios	2.84%
Brado Logistica S A [member] | BNDES Project VIII | Net debt / EBITDA cannot exceed 3.0x
Disclosure of detailed information about borrowings [line items]
Ratios	1.72%
Brado Logistica S A [member] | NCE [Member]
Disclosure of detailed information about borrowings [line items]
Triggers	Net debt (i) / EBITDA (ii) cannot exceed 3.3x
Brado Logistica S A [member] | NCE [Member] | Net debt / EBITDA cannot exceed 3.3x
Disclosure of detailed information about borrowings [line items]
Ratios	1.72%
CLI [Member] | Syndicated Loans [Member]
Disclosure of detailed information about borrowings [line items]
Triggers	Net debt (i) / EBITDA (ii) cannot exceed 3.5x at the end of each quarter
Borrowings description of financial covenants	ICSD (ix) cannot be less than 2.5x at the end of each quarter
CLI [Member] | Syndicated Loans [Member] | Net debt / EBITDA cannot exceed 3.5x at the end of each quarter
Disclosure of detailed information about borrowings [line items]
Ratios	1.98%
CLI [Member] | Syndicated Loans [Member] | ICSD cannot be less than 2.5x at the end of each quarter
Disclosure of detailed information about borrowings [line items]
Ratios	4.42%
Rumo Malha Paulista S.A. [member] | Swaps Debentures
Disclosure of detailed information about borrowings [line items]
Description of estimated interest rate decrease for compliance for fulfilment of environment goals	25
Target rate of greenhouse gas emissions reduction per ton of useful kilometer by 2023	15.00%
Charges (p.a.)	CDI + 1.54%